Expenses by nature (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Depreciation and amortisation expense [abstract]
Raw materials and consumables used	$ 2,204,298	$ 2,182,124		$ 1,232,715
Impairment of property, plant and equipment, vehicles under operating leases, and intangible assets	351,241	0		0
Advertising expense	387,701	296,879		313,165
Professional fees expense	262,212	276,373		200,045
Other employee expense	248,401	203,345		109,782
Impairment of inventory	134,877	14,830	[1]	30,782	[1]
Depreciation and amortisation expense	115,010	142,991		217,841
Cost of merchandise sold	90,931	131,486		63,457
Directors' remuneration expense	53,570	54,611		39,438
Insurance expense	21,844	15,901		22,117
Other expenses	29,647	38,045		26,414
Total cost of sales, selling, general and administrative expense, and research and development expense	$ 3,899,732	$ 3,356,585		$ 2,255,756

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.